UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA May 06, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total: $186,415


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Cl A  COM              084990175      853      700 SH       Sole                      700
3M Company                     COM              88579Y101     2430    29079 SH       Sole                    29079
AFLAC Inc                      COM              001055102      697    12836 SH       Sole                    12836
Abbott Laboratories            COM              002824100      769    14604 SH       Sole                    14604
Adobe Systems Inc              COM              00724f101      254     7188 SH       Sole                     7188
Advent Software Inc            COM              007974108     3321    74210 SH       Sole                    74210
Altria Group Inc               COM              02209S103      203     9907 SH       Sole                     9907
Aluminum Corp China            COM              022276109     2975   115585 SH       Sole                   115585
American Electric Power        COM              025537101     1211    35425 SH       Sole                    35425
Apple Computer                 COM              037833100     4587    19519 SH       Sole                    19519
Astrazeneca Plc Adr F          COM              046353108      241     5396 SH       Sole                     5396
At&t Inc                       COM              00206R102     1537    59483 SH       Sole                    59483
Auto Data Processing           COM              053015103      497    11168 SH       Sole                    11168
BASF AG Spons Adr              COM              055262505      697    11220 SH       Sole                    11220
BP PLC ADR                     COM              055622104      304     5336 SH       Sole                     5336
Banco Santandr Cent ADR        COM              05964h105     1048    78989 SH       Sole                    78989
Bank America Corp New          COM              060505104      288    16151 SH       Sole                    16151
Bard C R Inc                   COM              067383109     2959    34161 SH       Sole                    34161
Berkshire Hathaway CL B        COM              084670702      436     5365 SH       Sole                     5365
Best Buy Inc                   COM              086516101     3622    85150 SH       Sole                    85150
Biogen IDEC Inc                COM              09062X103      349     6075 SH       Sole                     6075
Brasil Telecom S.A.            COM              10553M101      592    31011 SH       Sole                    31011
Brazil Foods SA Adr            COM              10552T107      522     9498 SH       Sole                     9498
Bristol-Myers Squibb Co. Com.  COM              110122108     2305    86322 SH       Sole                    86322
C V S Caremark Corp            COM              126650100      605    16548 SH       Sole                    16548
Canon Inc                      COM              138006309     1047    22655 SH       Sole                    22655
Cardinal Health                COM              14149Y108      365    10120 SH       Sole                    10120
Celgene Corp                   COM              151020104      510     8234 SH       Sole                     8234
Charles Schwab Corp            COM              808513105     1757    93984 SH       Sole                    93984
Chevron Corp                   COM              166764100     6537    86203 SH       Sole                    86203
China Mobile Hong Kong Ltd     COM              16941M109     1632    33911 SH       Sole                    33911
Cisco Systems, Inc.            COM              17275r102     1846    70926 SH       Sole                    70926
Citigroup Inc.                 COM              172967101      138    33954 SH       Sole                    33954
Clorox Co. Calif.              COM              189054109      766    11939 SH       Sole                    11939
Cnooc Ltd                      COM              126132109     2454    14865 SH       Sole                    14865
Coca Cola Co.                  COM              191216100      729    13250 SH       Sole                    13250
Colgate-Palmolive Co           COM              194162103     1633    19151 SH       Sole                    19151
Computer Sciences Corp         COM              205363104      308     5650 SH       Sole                     5650
Conoco Phillips                COM              20825c104      243     4743 SH       Sole                     4743
Corning Inc                    COM              219350105     1889    93466 SH       Sole                    93466
Costco Corp                    COM              22160K105     1909    31963 SH       Sole                    31963
Credit Suisse Group Adr        COM              225401108     1961    38169 SH       Sole                    38169
Danaher Corp Del               COM              235851102     3418    42775 SH       Sole                    42775
Diageo Plc New ADR             COM              25243q205     2184    32385 SH       Sole                    32385
Emerson Electric Co            COM              291011104     4473    88849 SH       Sole                    88849
Exxon Mobil Corp               COM              30231G102     4467    66698 SH       Sole                    66698
FedEx Corp                     COM              31428X106     2768    29640 SH       Sole                    29640
Forest Laboratories            COM              345838106      287     9165 SH       Sole                     9165
Franklin Resources Inc         COM              354613101      316     2846 SH       Sole                     2846
Freeport McMoran Cp & Gold     COM              35671d857     2804    33562 SH       Sole                    33562
General Electric Co.           COM              369604103      459    25200 SH       Sole                    25200
General Mills, Inc.            COM              370334104      751    10606 SH       Sole                    10606
Gilead Sciences                COM              375558103     3309    72772 SH       Sole                    72772
GlaxoSmithKline PLC            COM              37733w105      248     6449 SH       Sole                     6449
Gold Corp Inc                  COM              380956409      335     8996 SH       Sole                     8996
Goldman Sachs                  COM              38141G104     1583     9279 SH       Sole                     9279
Google Inc                     COM              38259p508      394      695 SH       Sole                      695
Guangshen Railway Co Ltd       COM              40065w107      741    36965 SH       Sole                    36965
Hewlett Packard                COM              428236103     2567    48300 SH       Sole                    48300
Honda Motor Ltd                COM              438128308     1311    37145 SH       Sole                    37145
Int'l Business Machines        COM              459200101     3990    31113 SH       Sole                    31113
Intel Corp                     COM              458140100      968    43443 SH       Sole                    43443
J P Morgan Chase & Co.         COM              46625h100      523    11679 SH       Sole                    11679
Johnson & Johnson              COM              478160104     3678    56418 SH       Sole                    56418
Johnson Controls Inc           COM              478366107      279     8443 SH       Sole                     8443
Kellogg Co.                    COM              487836108      481     9009 SH       Sole                     9009
Kons Philips Elec NV New       COM              500472303     1044    32615 SH       Sole                    32615
Korea Electric Power Corp.     COM              500631106     3282   202075 SH       Sole                   202075
Kraft foods Inc                COM              50075n104      373    12338 SH       Sole                    12338
L-3 Communications HLDGS       COM              502424104      298     3250 SH       Sole                     3250
Life Technologies Corp         COM              53217v109      532    10169 SH       Sole                    10169
McDonald's Corp.               COM              580135101     2408    36091 SH       Sole                    36091
Medco Health Solutions         COM              58405U102      469     7258 SH       Sole                     7258
Merck & Co Inc                 COM              589331107      530    14202 SH       Sole                    14202
Morgan Stanley                 COM              617446448     3197   109141 SH       Sole                   109141
Nestle SA ADR                  COM              641069406      277     5404 SH       Sole                     5404
Newmont Mining Corp.           COM              651639106      637    12517 SH       Sole                    12517
Noble Energy Inc               COM              655044105     2261    30969 SH       Sole                    30969
Novartis A G                   COM              66987V109      252     4657 SH       Sole                     4657
Nucor Corp                     COM              670346105     3547    78158 SH       Sole                    78158
Oracle                         COM              68389X105      829    32251 SH       Sole                    32251
Pac Mercantile Bancorp         COM              694552100       35    12650 SH       Sole                    12650
Pacific Gas & Electric         COM              69331C108     1151    27131 SH       Sole                    27131
Parker-Hannifin Corp           COM              701094104     2111    32605 SH       Sole                    32605
Pepsico                        COM              713448108     1878    28384 SH       Sole                    28384
Perrigo Company                COM              714290103      266     4530 SH       Sole                     4530
PetroChina Co. Ltd.            COM              71646e100      421     3590 SH       Sole                     3590
Petroleo Brasileiro            COM              71654v408     1924    43243 SH       Sole                    43243
Pfizer, Inc.                   COM              717081103      302    17622 SH       Sole                    17622
Philip Morris International    COM              718172109      457     8768 SH       Sole                     8768
Procter & Gamble Co.           COM              742718109    21207   335183 SH       Sole                   335183
Qualcomm Inc                   COM              747525103     1466    34933 SH       Sole                    34933
S A P Aktiengesell ADR         COM              803054204     1166    24205 SH       Sole                    24205
S P D R Trust Unit SR 1        COM              78462f103      205     1749 SH       Sole                     1749
Salesforce.com                 COM              79466l302     1132    15210 SH       Sole                    15210
Sanofi Aventis Adr             COM              80105n105      313     8376 SH       Sole                     8376
Siemens AG Adr                 COM              826197501     1063    10632 SH       Sole                    10632
Sirius XM Radio                COM              82967N108       45    51130 SH       Sole                    51130
Smith & Nephew Adr             COM              83175M205     2854    57017 SH       Sole                    57017
Smucker JM Company             COM              832696405      243     4037 SH       Sole                     4037
St. Jude Medical               COM              790849103      212     5160 SH       Sole                     5160
Stanley Black & Decker         COM              854502101     1034    18014 SH       Sole                    18014
Sysco Corp.                    COM              871829107      213     7223 SH       Sole                     7223
Target Corp                    COM              87612E106     2831    53816 SH       Sole                    53816
Tata Motors Ltd                COM              876568502     1186    64235 SH       Sole                    64235
Teva Pharm Inds Ltd            COM              881624209      281     4458 SH       Sole                     4458
Total Fina Elf                 COM              89151e109      993    17116 SH       Sole                    17116
Unilever PLC Amer Shs F        COM              904767704      674    23030 SH       Sole                    23030
United Technologies            COM              913017109     2371    32214 SH       Sole                    32214
VMware Inc                     COM              928563402     1221    22910 SH       Sole                    22910
Verizon Communications         COM              92343v104      493    15892 SH       Sole                    15892
Visa Inc                       COM              92826c839     3376    37089 SH       Sole                    37089
Wal-Mart Stores Inc.           COM              931142103      217     3911 SH       Sole                     3911
Walgreen Co.                   COM              931422109      273     7349 SH       Sole                     7349
Watson Pharmaceuticals         COM              942683103     1622    38835 SH       Sole                    38835
Wells Fargo                    COM              949746101      626    20109 SH       Sole                    20109
Wesco Financial Corp           COM              950817106      696     1805 SH       Sole                     1805
Westamerica Bancorp            COM              957090103     2360    40942 SH       Sole                    40942
Whole Foods Market Inc         COM              966837106     2890    79934 SH       Sole                    79934
Yum Brands Inc                 COM              988498101     2397    62538 SH       Sole                    62538
Zimmer Holdings Inc            COM              98956P102      230     3878 SH       Sole                     3878
PowerShares QQQ Trust          ETF              73935a104      272     5651 SH       Sole                     5651
Vanguard Total Stock Market VI ETF              922908769      413     6935 SH       Sole                     6935

Total                                                     $186,415
